Restricted Net Assets	12 Months Ended
Dec. 31, 2021
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets
24. RESTRICTED NET ASSETS
Relevant PRC law and regulations permit payment of dividends by
PRC-based
operating entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, a
PRC-based
operating entity is required to annually appropriate 10% of net after-tax
income to the statutory surplus reserve fund (see Note 23) prior to payment of any dividends, unless such reserve funds have reached 50% of the entity’s registered capital. As a result of these and other restrictions under PRC law and regulations,
PRC-based
operating entities are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The Company may in the future require additional cash resources from
PRC-based
operating entities due to changes in business conditions, to fund future acquisitions and development, or to declare and pay dividends to or distribution to its shareholders. As of December 31, 2021, the Group had restricted net assets in the amount of $1.29 billion.